TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS, Insurance Claims Reserves (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	S/ 11,990,959		S/ 12,534,511
Life Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	10,268,726		10,798,189
Claims incurred but not reported	69,800
General Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	1,364,917		1,399,650
Health Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	357,316		336,672
Technical Reserves for Claims [Member]
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	2,643,176		2,555,580		S/ 2,050,474
Technical Reserves for Claims [Member] | Life Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	1,790,666		1,696,733		1,288,056
Technical Reserves for Claims [Member] | General Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	694,576		714,700		629,330
Technical Reserves for Claims [Member] | Health Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	157,934		144,147		133,088
Technical Reserves for Premiums [Member]
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	9,347,783	[1]	9,978,931	[1]	9,624,602
Technical Reserves for Premiums [Member] | Life Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	8,478,060	[1]	9,101,456	[1]	8,784,732
Technical Reserves for Premiums [Member] | General Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	670,341	[1]	684,950	[1]	656,963
Technical Reserves for Premiums [Member] | Health Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	199,382	[1]	192,525	[1]	S/ 182,907
Mathematical Reserves [Member] | Life Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	6,254,000		6,759,700
Direct Claims Reserve [Member] | Life Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Claims incurred but not reported	933,000		825,000
Direct Claims Reserve [Member] | General Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Claims incurred but not reported	29,000		38,900
Direct Claims Reserve [Member] | Health Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Claims incurred but not reported	S/ 111,000		S/ 109,900

[1]	As of December 31, 2022, the life insurance technical reserves include the mathematical reserves of annuities amounting to S/6,254.0 million (S/ 6,759.7 million as of December 31, 2021).